Financial Instruments at Fair Value Through Profit or Loss	12 Months Ended
Dec. 31, 2020
Disclosure Of Financial Instruments At Fair Value Through Profit Or Loss [Abstract]
Financial Instruments at Fair Value Through Profit or Loss
8.	FINANCIAL INSTRUMENTS AT FAIR VALUE THROUGH PROFIT OR LOSS

	December 31
	2019	2020
	NT$	NT$
	(In Millions)
Financial assets-current
Mandatorily measured at FVTPL
Derivatives (not designated for hedge)
Forward exchange contracts	$—	$2
Non-derivatives
Listed stocks - domestic	1	8

	$1	$10

Financial assets-noncurrent
Mandatorily measured at FVTPL
Non-derivatives
Non-listed stocks - domestic	$511	$441
Non-listed stocks - foreign	267	236

	$778	$677

Financial liabilities-current
Held for trading
Derivatives (not designated for hedge)
Forward exchange contracts	$—	$—

The Company increased its investment in Taiwania Capital Buffalo Fund Co., Ltd. proportionally for $300 million in October 2019 and the Company’s ownership interest in Taiwania Capital Buffalo Fund Co., Ltd. remained at 12.9%.

Outstanding forward exchange contracts not designated for hedge as of balance sheet dates were as follows:

		Maturity	Contract Amount
	Currency	Period	(In Millions)
December 31, 2019
Forward exchange contracts - buy	NT$/EUR	2020.03	NT$51/EUR2
Forward exchange contracts - buy	NT$/US$	2020.01	NT$26/US$1

December 31, 2020
Forward exchange contracts - buy	NT$/EUR	2021.03	NT$50/EUR2
Forward exchange contracts - sell	US$/NT$	2021.02-03	US$14/NT379

The Company entered into the above forward exchange contracts to manage its exposure to foreign currency risk due to fluctuations in exchange rates.  However, the aforementioned derivatives did not meet the criteria for hedge accounting.